Shareholder Report, Line Graph (Details) 192420_Regan Fixed Rate MBS ETF_TF_TSR Annual {TF} - USD ($)		12 Months Ended
	Apr. 30, 2025	Sep. 30, 2025
Regan Fixed Rate MBS ETF
Account Value [Line Items]
Line Graph and Table Measure Name		Regan Fixed Rate MBS ETF NAV
Accumulated Value	$ 10,000	$ 10,651
Bloomberg U.S. Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Accumulated Value	10,000	$ 10,286
Bloomberg U.S. Mortgage-Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage-Backed Securities Index
Accumulated Value	$ 10,000	$ 10,330